PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 96.6%
Arizona — 2.4%
City of Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 7/1/31, (NATL)	$ 5,000,000	$ 5,679,638
California — 1.9%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 8/1/27, (AGM-CR FGIC)(a)	5,000,000	4,627,521
Florida — 1.4%
Central Florida Tourism Oversight District GO, Series A, Callable 06/01/34 at 100, 5.00%, 6/1/44	3,000,000	3,221,855
Georgia — 0.4%
Atlanta Department of Aviation Revenue, Series A, Refunding, Callable 07/01/32 at 100, 5.00%, 7/1/47	1,000,000	1,062,295
Hawaii — 86.8%
Hawaii County GO, Callable 09/01/33 at 100, 5.00%, 9/1/41	2,350,000	2,570,876
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/31	2,545,000	2,649,168
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	4,775,000	4,956,739
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 9/1/40	1,000,000	1,007,191
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(b)	6,500,000	6,487,532
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 02/24/25 at 100, 3.75%, 1/1/31	3,120,000	3,120,432
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 02/24/25 at 100, 5.00%, 8/1/28	$ 400,000	$ 400,242
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 7/1/41	4,000,000	4,006,285
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/48	1,500,000	1,515,996
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 7/1/35	2,000,000	2,000,263
Hawaii State Airports System Revenue, Series B, OID, Callable 07/01/25 at 100, 4.00%, 7/1/45	50,000	48,777
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 7/1/50	130,000	134,848
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/39	620,000	622,154
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/34	2,310,000	2,595,076
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/35	2,430,000	2,720,450
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/36	2,550,000	2,845,801

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/31	$2,715,000	$ 2,994,175
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	225,000	225,856
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/31	525,000	525,791
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/35	10,000,000	10,054,158
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/1/28	1,170,000	1,236,982
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/1/30	800,000	843,847
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/1/31	815,000	858,787
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/28	1,040,000	1,086,997
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/32	$ 335,000	$ 347,851
Hawaii State GO, Series EO, Callable 03/05/25 at 100, 5.00%, 8/1/32	1,285,000	1,287,015
Hawaii State GO, Series EO, Unrefunded portion, Callable 03/05/25 at 100, 5.00%, 8/1/26	2,660,000	2,664,601
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/27	1,640,000	1,663,518
Hawaii State GO, Series FB, 5.00%, 4/1/25	5,000,000	5,018,406
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 4/1/29	2,000,000	2,023,562
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/1/30	7,000,000	7,237,959
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,000,000	1,006,124
Hawaii State GO, Series FK, 5.00%, 5/1/26	425,000	437,077
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 5/1/33	2,500,000	2,605,474
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 5/1/37	2,000,000	2,016,360
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/36	4,000,000	4,177,796
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/38	2,845,000	2,955,601
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 1/1/34	2,000,000	2,055,781
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	180,000	184,280

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/32	$ 810,000	$ 815,887
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/33	1,500,000	1,507,075
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/37	5,000,000	4,937,429
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/39	3,065,000	3,088,029
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/37	4,500,000	4,920,606
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/40	1,295,000	1,393,284
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/37	3,500,000	3,707,687
Hawaii State Highway Fund Revenue, Series A, Callable 03/05/25 at 100, 5.00%, 1/1/31	800,000	801,397
Honolulu City & County Board of Water Supply System Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/48	4,645,000	4,961,202
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/50	2,515,000	2,657,433
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/49	$3,760,000	$ 4,118,798
Honolulu City & County GO, Series A, Callable 03/05/25 at 100, 4.00%, 11/1/37	1,000,000	989,259
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/46	3,225,000	3,561,825
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 9/1/41	1,390,000	1,438,486
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/35	3,075,000	3,109,178
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,000,000	1,010,393
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/38	1,040,000	1,050,400
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/39	1,250,000	1,262,091
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 7/1/43	3,960,000	4,258,116
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 7/1/42	345,000	363,511
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 7/1/45	1,000,000	1,046,841

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 8/1/36	$1,400,000	$ 1,430,826
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 8/1/42	960,000	1,002,570
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 8/1/43	2,000,000	1,965,346
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/29	4,115,000	4,170,211
Honolulu City & County GO, Series E, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 9/1/31	250,000	242,648
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 7/1/34	2,130,000	2,190,741
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/30	4,000,000	4,033,096
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 7/1/36	2,000,000	2,087,330
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/29	395,000	398,659
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/26	$1,000,000	$ 1,008,726
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/27	325,000	327,890
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 07/01/33 at 100, 5.25%, 7/1/53	10,000,000	10,829,101
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/35	125,000	127,861
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 7/1/51	5,000,000	5,356,248
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/34 at 100, 5.00%, 7/1/42	6,995,000	7,730,254
Kauai County GO, 5.00%, 8/1/27	250,000	263,518
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/31	250,000	262,376
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 8/1/33	295,000	300,252
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/37	40,000	41,647
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/42	775,000	801,458

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Callable 03/01/31 at 100, 4.00%, 3/1/38	$1,020,000	$ 1,036,537
Maui County GO, Refunding, 5.00%, 9/1/25	500,000	506,653
Maui County GO, Refunding, 5.00%, 3/1/28	1,175,000	1,251,839
Maui County GO, Refunding, 5.00%, 9/1/28	1,070,000	1,150,014
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 3/1/32	415,000	456,010
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 9/1/32	195,000	190,207
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 9/1/31	5,305,000	5,489,162
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31	1,000,000	1,032,183
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/34	600,000	607,537
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/35	1,000,000	1,012,495
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/1/33	315,000	328,588
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/36	3,000,000	3,124,204
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/37	2,000,000	2,076,979
		205,021,921
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Callable 12/01/28 at 100, 5.00%, 12/1/43	$1,290,000	$ 1,342,341
Tennessee — 1.0%
Metropolitan Nashville Airport Authority Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/49	2,255,000	2,333,530
Texas — 0.8%
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/1/27, (AGM)(a)	2,000,000	1,825,202
Virginia — 1.3%
Hampton Roads Transportation Accountability Commission Revenue, Senior Lien, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/49	2,840,000	3,051,230
TOTAL MUNICIPAL BONDS (Cost $231,625,040)		228,165,533

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.9%
Money Market Fund — 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(c)	6,843,735	$ 6,843,735
TOTAL SHORT-TERM INVESTMENT (Cost $6,843,735)		6,843,735

TOTAL INVESTMENTS - 99.5% (Cost $238,468,775)		235,009,268
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,279,331
NET ASSETS - 100.0%		$236,288,599

(a)	Zero coupon bond.
(b)	Variable rate investments. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(c)	Rate disclosed is the 7-day yield at January 31, 2025.
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 99.3%
Florida — 2.4%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 7/1/32, (GNMA/FNMA/FHLMC)	$ 170,000	$ 144,671
Miami-Dade Water & Sewer System Revenue County, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/26	900,000	912,489
		1,057,160
Hawaii — 88.8%
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 9/1/40	3,000,000	3,300,316
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 9/1/26	200,000	204,828
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 9/1/27	525,000	537,219
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/28	445,000	464,587
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(a)	1,500,000	1,497,123
Hawaii State Airports System Revenue, AMT, COP, Callable 02/24/25 at 100, 5.00%, 8/1/27	300,000	300,186
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/33	225,000	233,176
Hawaii State Airports System Revenue, Series B, 5.00%, 7/1/27	910,000	955,896
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/30 at 100, 5.00%, 7/1/33	325,000	354,489
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/30 at 100, 5.00%, 7/1/34	$175,000	$ 190,055
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 7/1/28	1,540,000	1,632,863
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/28	500,000	530,150
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/26	25,000	24,984
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	250,000	250,951
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 7/1/25	400,000	403,178
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/27	550,000	553,986
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,005,416
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/27	100,000	104,441

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/29	$55,000	$ 57,356
Hawaii State GO, Series ET, OID, Prerefunded, Callable 10/01/25 at 100, 3.25%, 10/1/32	25,000	25,082
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/27	400,000	405,736
Hawaii State GO, Series FE, Refunding, 5.00%, 10/1/25	300,000	304,560
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/26	170,000	176,134
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 5/1/32	1,000,000	1,021,122
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/29	170,000	179,938
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/30	30,000	31,736
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	500,000	511,889
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/28	120,000	126,322
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/31	1,000,000	1,012,505
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 7/1/29	400,000	433,091
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/29	2,000,000	2,056,089
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.00%, 7/1/39	$475,000	$ 533,417
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/40	1,000,000	1,102,246
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/41	2,290,000	2,510,328
Honolulu City & County GO, Series A, Refunding, 5.00%, 9/1/27	510,000	539,212
Honolulu City & County GO, Series C, 5.00%, 7/1/26	230,000	237,400
Honolulu City & County GO, Series C, 4.00%, 8/1/26	200,000	203,842
Honolulu City & County GO, Series C, 5.00%, 7/1/27	240,000	252,908
Honolulu City & County GO, Series C, 5.00%, 7/1/28	255,000	273,538
Honolulu City & County GO, Series C, 5.00%, 7/1/29	265,000	288,639
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 8/1/44	1,150,000	1,196,897
Honolulu City & County GO, Series E, Refunding, 5.00%, 3/1/29	200,000	216,620
Honolulu City & County GO, Series F, Refunding, 5.00%, 7/1/30	325,000	359,729
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 6/1/27, (HUD SECT 8)(a)	1,000,000	1,021,731

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 7/1/35	$900,000	$ 923,282
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, Refunding, 5.00%, 7/1/27	135,000	142,132
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Junior, Series A, Refunding, Callable 07/01/34 at 100, 5.00%, 7/1/39	2,000,000	2,257,968
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/31	1,000,000	1,009,262
Honolulu City & County Wastewater System Revenue, Senior Lien, Green bond, 5.00%, 7/1/32	2,000,000	2,268,341
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 7/1/31	2,000,000	2,242,566
Kauai County GO, Series A, Refunding, 5.00%, 8/1/25	270,000	273,029
Maui County GO, 5.00%, 3/1/29	275,000	298,073
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/33	205,000	231,123
Maui County GO, Refunding, 5.00%, 3/1/25	100,000	100,173
Maui County GO, Refunding, 5.00%, 3/1/26	270,000	276,663
Maui County GO, Refunding, 5.00%, 3/1/28	80,000	85,232
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/30	$620,000	$ 640,362
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/1/32	450,000	470,793
		38,840,910
Massachusetts — 3.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A, Callable 03/06/25 at 100, 5.00%, 6/15/27	1,325,000	1,326,966
Michigan — 2.1%
Grosse Pointe Public School System GO, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/38	875,000	920,682
Pennsylvania — 0.6%
Commonwealth Financing Authority Revenue, Series A, Refunding, 5.00%, 6/1/25	250,000	251,725
Washington — 2.4%
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/01/25 at 100, 4.00%, 11/1/34	525,000	530,019
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/01/25 at 100, 5.00%, 11/1/36	500,000	508,436
		1,038,455
TOTAL MUNICIPAL BONDS (Cost $43,646,214)		43,435,898

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.2%
Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(b)	97,559	$ 97,559
TOTAL SHORT-TERM INVESTMENT (Cost $97,559)		97,559

TOTAL INVESTMENTS - 99.5% (Cost $43,743,773)		43,533,457
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		204,410
NET ASSETS - 100.0%		$43,737,867

(a)	Variable rate investments. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(b)	Rate disclosed is the 7-day yield at January 31, 2025.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2025
(Unaudited)
Portfolio Valuation — The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Board of Trustees of the Trust ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of January 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$228,165,533	$—	$228,165,533	$—
Short-Term Investment	6,843,735	6,843,735	—	—
Total Assets	$235,009,268	$6,843,735	$228,165,533	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$43,435,898	$—	$43,435,898	$—
Short-Term Investment	97,559	97,559	—	—
Total Assets	$43,533,457	$97,559	$43,435,898	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.